Segmental analysis	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segmental analysis
3. Segmental analysis

Reported contributions by reportable segments were as follows:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Revenue[1]
Global Integrated Agencies	5,871	6,117
Public Relations	351	601
Specialist Agencies	441	509
	6,663	7,227
Revenue less pass-through costs[1,2]
Global Integrated Agencies	4,302	4,595
Public Relations	335	568
Specialist Agencies	389	436
	5,026	5,599
Headline operating profit[1,3]
Global Integrated Agencies	352	551
Public Relations	39	80
Specialist Agencies	21	15
	412	646
Adjusting items within IFRS operating profit[3]	(191)	(223)
Financing items[4]	(140)	(101)
Earnings from associates	17	16
Reported profit before tax	98	338
Notes
[1] Intersegment transactions have not been separately disclosed as they are not material.
[2] Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominately media costs.
3 A reconciliation from reported profit before tax to headline operating profit is also provided in Note 11.
[4] Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.
3. Segmental analysis (continued)
Reported contributions by geographical area were as follows:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Revenue[1]
North America[2]	2,537	2,781
United Kingdom	1,011	1,058
Western Continental Europe	1,351	1,458
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,764	1,930
	6,663	7,227
Revenue less pass-through costs[1,3]
North America[3]	1,966	2,207
United Kingdom	749	779
Western Continental Europe	1,021	1,164
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,290	1,449
	5,026	5,599
Headline operating profit[1,4]
North America[2]	281	336
United Kingdom	47	78
Western Continental Europe	36	117
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	48	115
	412	646
Adjusting items within IFRS operating profit[4]	(191)	(223)
Financing items[5]	(140)	(101)
Earnings from associates	17	16
Reported profit before tax	98	338
Notes
[1] Interregional transactions have not been separately disclosed as they are not material.
[2] North America includes the US, which has revenue of £2,387 million (2024: £2,609 million), revenue less pass-through costs of £1,852 million (2024: £2,071 million) and headline operating profit of £264 million (2024: £316 million).
[3] Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 2 to the consolidated interim financial statements for more details of the pass-through costs.
4 A reconciliation from reported profit before tax to headline operating profit is also provided in Note 11.
[5] Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.